COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Total EEKR Intelligent Technology Holding Co., Ltd.'s Equity (Deficit) Initial Public Offering ('IPO') CNY (¥)	Total EEKR Intelligent Technology Holding Co., Ltd.'s Equity (Deficit) CNY (¥)	Ordinary shares Initial Public Offering ('IPO') CNY (¥) shares	Ordinary shares CNY (¥) shares	Preferred shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital Initial Public Offering ('IPO') CNY (¥)	Additional paid-in capital CNY (¥)	Paid-in capital in combined companies CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling Interest CNY (¥)	Initial Public Offering ('IPO') CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021		¥ 338,061		¥ 2,584	¥ 98			¥ 4,269,555	¥ 697,517	¥ (4,584,927)	¥ (46,766)	¥ 591,365		¥ 929,426
Beginning balance (in shares) at Dec. 31, 2021 | shares				2,000,000,000	75,882,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		1,268,360			¥ 64			1,268,296						1,268,360
Issuance of shares (in shares) | shares					50,588,234
Acquisition of ZTE in connection with the Reorganization (Note 1)		(741,271)						(43,754)	¥ (697,517)					(741,271)
Net loss		(7,933,779)								(7,933,779)		278,633		(7,655,146)
Share-based compensation		211,208						211,208						211,208
Foreign currency translation adjustment, net tax of nil		14,556									14,556			14,556
Ending balance at Dec. 31, 2022		(6,842,865)		¥ 2,584	¥ 162			5,705,305		(12,518,706)	(32,210)	869,998		(5,972,867)
Ending balance (in shares) at Dec. 31, 2022 | shares				2,000,000,000	126,470,585
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		5,373,044			¥ 200			5,372,844						5,373,044
Issuance of shares (in shares) | shares					139,375,669
Net loss		(8,346,980)								(8,346,980)		82,789		(8,264,191)
Share-based compensation		135,649						135,649						135,649
Foreign currency translation adjustment, net tax of nil		49,765									49,765			49,765
Ending balance at Dec. 31, 2023		(9,631,387)		¥ 2,584	¥ 362			11,213,798		(20,865,686)	17,555	952,787		¥ (8,678,600)
Ending balance (in shares) at Dec. 31, 2023 | shares				2,000,000,000	265,846,254
Ending balance (in shares) at Dec. 31, 2023 | shares														0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares	¥ 3,465,344		¥ 349				¥ 3,464,995						¥ 3,465,344
Issuance of shares (in shares) | shares			241,500,000
Shares issuance upon vesting RSU		66		¥ 66										¥ 66
Shares issuance upon vesting RSU (in shares) | shares				45,555,414
Repurchase of ordinary shares		(186,812)				¥ (186,812)								¥ (186,812)
Repurchase of shares (in shares) | shares				(10,930,530)		(10,930,530)								(10,930,530)	(10,930,530)
Net loss		(6,423,570)								(6,423,570)		632,921		¥ (5,800,000)	$ (793,315)
Share-based compensation		1,078,296						1,078,296						1,078,296
Foreign currency translation adjustment, net tax of nil		(40,474)									(40,474)			(40,474)	(5,545)
Exercise of conversion features of preferred shares upon the consummation of IPO				¥ 362	¥ (362)
Exercise of conversion features of preferred shares upon the consummation of IPO (in shares) | shares				265,846,254	(265,846,254)
Ending balance at Dec. 31, 2024		¥ (11,738,537)		¥ 3,361		¥ (186,812)		¥ 15,757,089		¥ (27,289,256)	¥ (22,919)	¥ 1,585,708		¥ (10,152,829)	$ (1,390,933)
Ending balance (in shares) at Dec. 31, 2024 | shares				2,541,971,138
Ending balance (in shares) at Dec. 31, 2024 | shares						10,930,530								10,930,530	10,930,530